Description of the business and summary of significant accounting policies - Intangible assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
Impairment on intangible assets	$ 0	$ 0	$ 0
Software
Intangible assets
Useful life of intangible assets	5 years